Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 144	$ 28	$ 1,764
Prepaid expenses and other current assets	111	82	173
Assets held for sale			1,305
Total Current Assets	255	110	3,242
Equipment, net	42	44	49
Prepaid tax advance to Stanley	550
Goodwill	510	510
Intangibles, net	1,284	1,385
Other assets	347	417	24
Total Assets	2,988	2,466	3,315
Current Liabilities:
Accounts payable	1,314	1,020	490
Accrued expenses and other current liabilities	1,217	1,775	1,067
Current portion of liability to Stanley	396
Accrued preferred stock dividends payable	50	24	152
Total Current Liabilities	2,977	2,819	1,709
Liability to Stanley	554
Contingent earn-out liability	538	538
Stock obligation to related party (see Note 8 )	101	4,879
Commitments and contingencies
Stockholders’ Equity (Deficit):
Convertible preferred stock, 5,000,000 shares authorized, $.001 par value; Series B Preferred – 230 shares issued and outstanding, liquidation preference of $2,300, at December 31, 2010; Series F Preferred – 1,000 and 1,500 shares issued and outstanding, liquidation preference of $1,050 and $1,524, at March 31, 2012 and December 31, 2011, respectively; Series H Preferred – 159 shares issued and outstanding, liquidation preference of $159, at March 31, 2012
Common stock, 175,000,000 shares authorized, $.01 par value; 107,647,718, 53,997,779 and 33,047,405 shares issued and outstanding at March 31, 2012 and December 31, 2011 and 2010, respectively	1,076	540	330
Additional paid-in capital	89,848	82,042	74,002
Accumulated deficit	(90,456)	(86,102)	(69,621)
	468	(3,520)	4,711
Note receivable for shares issued	(1,650)	(2,250)	(3,105)
Total Stockholders’ Equity (Deficit)	(1,182)	(5,770)	1,606
Total Liabilities and Stockholders’ Equity (Deficit)	$ 2,988	$ 2,466	$ 3,315